STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

14.         STOCK-BASED COMPENSATION

On May 22, 2023, the Company granted its employees options to purchase 38,000 ordinary shares at the price of US$6.79. On March 1, 2024, the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$2.15. On August 9, 2024, the Company granted its employees options to purchase 390,000 ordinary shares at the price of US$2.71.

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years. 187,000 and 100,000 options under the 2014 Plan, 56,000 and 436,000 options under the 2021 Plan were outstanding as of September 30, 2024 and 2025, respectively.

All the options awards have an exercise price of US$2.15 to US$15.85 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 10 years.

For the options outstanding at September 30, 2024 and 2025, the weighted average remaining contractual lives are 0.27 and 7.09 years, respectively.

The Company recorded share-based compensation expense for share options of RMB 0.3 million and RMB 23.11 million for the years ended September 30, 2024 and 2025 respectively. As of September 30, 2024 and 2025, there were RMB -nil- and RMB-nil- of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan.

The Company issued a total of 240,000 restricted shares to its management and employees during the year ended September 30, 2024. The Company issued a total of 1,498,405 restricted shares to its management and employees during the year ended September 30, 2025. The Company recorded share-based compensation expense for restricted shares of RMB 4.93 million and RMB 23.11 million for the years ended September 30, 2024 and 2025, respectively.

A summary of the stock option activity under the 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25	26
	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,	January 3,	May 22,	March 1,	August 9,
Grant date	2017	2017	2017	2018	2018	2019	2020	2021	2022	2023	2024	2024

Outstanding as of September 30, 2022	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—	—	—
Number of options granted	—	—	—	—	—	—	—	—	—	36,000	—	—
Options exercised	—	—	—	—	(10,503)	—	—	—	—	—	—	—
Options cancelled/expired	(14,000)	—	—	(19,000)	(5,497)	—	—	(14,860)	(2,000)	—	—	—
Outstanding as of September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—	—
Number of options granted	—	—	—	—	—	—	—	—	—	—	20,000	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	(36,000)	—	(1,700)	—	—	—	—
Outstanding as of September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000	—
Number of options granted	—	—	—	—	—	—	—	1,000	—	—	—	390,000
Options exercised	—	—	—	—	—	—	—		—	—	—	—
Options cancelled/expired	—	—	—	—	—	—	(38,000)	(50,000)		(10,000)	—	—
Outstanding as of September 30, 2025	—	—	—	—	4,000	—	—	58,000	38,000	26,000	20,000	390,000
Options vested and exercisable
At September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—	—
At September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000	—
At September 30, 2025	—	—	—	—	4,000	—	—	58,000	38,000	26,000	20,000	390,000
Weighted average fair value at the grant date (US$)	1.1	7.7	4.4	5.1	5.1	4.0	2.5	12.5	5.4	4.6	2.1	2.4

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25	26
Exercise price (US$)	20.7	16.5	8	9.1	8.2	5.19	5.3	15.85	7.23	6.79	2.15	2.71
Average risk-free interest rate	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%	1.37%	3.77%	4.17	3.94%
Expected option life (year)	5	5	5	5	5	5	5	5	5	10	5	10
Volatility rate	63.87%	52.40%	63.20%	64.60%	68.20%	103%	52.60%	109.90%	100.95%	73.64%	96.80	104.82%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—

The aggregate intrinsic value as of September 30, 2025, 2024 and 2023 is US$-nil-, US$18, US-nil-, respectively.